USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2021 (unaudited)

Besides the following listed commodity futures contracts, united states treasury obligations and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2021.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2021:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Tin Futures LT, April 2021 contracts	2	$268,055	Apr-21	$7,325	0.2%
LME Tin Futures LT, May 2021 contracts	2	266,565	May-21	315	0.0%*
LME Tin Futures LT, June 2021 contracts	2	179,145	Jun-21	80,735	2.2%
LME Zinc Futures LX, July 2021 contracts	3	208,896	Jul-21	2,735	0.1%
ICE Brent Crude Futures CO, December 2021 contracts	4	211,940	Oct-21	28,940	0.8%
	13	1,134,601		120,050	3.3%
United States Contracts
CBOT Soybean Meal Futures SM, May 2021 contracts	1	42,910	May-21	(590)	(0.0)%*
CME Lean Hogs Futures LH, June 2021 contracts	6	253,520	Jun-21	(800)	(0.0)%*
COMEX Gold 100 OZ Futures GC, June 2021 contracts	1	180,080	Jun-21	(8,520)	(0.2)%
ICE Sugar#11 Futures SB, July 2021 contracts	15	249,872	Jun-21	(1,736)	(0.0)%*
CBOT Corn Futures C, July 2021 contracts	9	242,925	Jul-21	3,450	0.1%
CBOT Soybean Oil Futures BO, July 2021 contracts	9	201,252	Jul-21	72,852	2.0%
CBOT Wheat Futures W, July 2021 contracts	8	243,625	Jul-21	2,675	0.1%
COMEX Copper Futures HG, July 2021 contracts	3	252,675	Jul-21	47,362	1.3%
NYMEX Platinum Futures PL, July 2021 contracts	4	246,165	Jul-21	(7,865)	(0.2)%
COMEX Silver Futures SI, July 2021 contracts	2	246,640	Jul-21	(920)	(0.0)%*
CBOT Soybean Futures S, August 2021 contracts	3	200,100	Aug-21	7,688	0.2%
NYMEX RBOB Gasoline Futures RB, September 2021 contracts	3	239,417	Aug-21	(1,982)	(0.1)%
NYMEX WTI Crude Futures CL, December 2021 contracts	4	206,830	Nov-21	20,570	0.6%
	68	2,806,011		132,184	3.8%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2021 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
Open Commodity Futures Contracts - Short**
Foreign Contracts
LME Tin Futures LT, April 2021 contracts	2	$(273,045)	Apr-21	$(2,335)	(0.1)%
LME Tin Futures LT, June 2021 contracts	2	(185,850)	Jun-21	(74,030)	(2.1)%
LME Zinc Futures LX, July 2021 contracts	3	(208,498)	Jul-21	(3,133)	(0.1)%
	7	(667,393)		(79,498)	(2.3)%
Total Open Commodity Futures Contracts***	88	$3,273,219		$172,736	4.8%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bill, 0.04%, 5/06/2021	250,000	249,990	7.0%
Total Treasury Obligations
(Cost $249,990)		$249,990	7.0%
United States – Money Market Funds
Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.04%(a)	2,297,609	2,297,609	63.8%
RBC U.S. Government Money Market Fund - Institutional Shares, 0.03%(a)	615,326	615,326	17.1%
Total Money Market Funds
(Cost $2,912,935)		$2,912,935	80.9%
Total Investments
(Cost $3,162,925)		$3,335,661	92.7%
Other Assets in Excess of Liabilities		263,664	7.3%
Total Net Assets		$3,599,325	100.0%

*	Position represents less than 0.05%.
**	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
***	Collateral amounted to $259,717 on open commodity futures contracts.
(a)	Reflects the 7-day yield at March 31, 2021.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2021 (unaudited) (concluded)

Summary of Investments by Country^
United States	98.8%
United Kingdom	1.2
100.0%

^	As a percentage of total investments.